SUMMARY OF MATERIAL ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF MATERIAL ACCOUNTING POLICIES	SUMMARY OF MATERIAL ACCOUNTING POLICIES
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the 2023 audited consolidated financial statements and include all adjustments necessary to present fairly the Company’s interim condensed consolidated statement of financial position as of June 30, 2024, its results of operations for the three and six months ended June 30, 2024 and 2023, and changes in equity and its cash flows for the six months ended June 30, 2024 and 2023. The results of operations for the three and six months ended June 30, 2024 are not necessarily indicative of the results that may be expected for the year ended December 31, 2024.
The unaudited interim condensed consolidated financial statements have been prepared on a historical cost basis except for contingent consideration which is measured at fair value and included in Level 3 of the fair value hierarchy.
NEW AND AMENDED STANDARDS ADOPTED BY THE GROUP IN 2024
The Group has analyzed the following amendments to existing standards that are mandatory for the Group’s accounting period beginning on January 1, 2024, and determined they had limited or no impact on the Group’s financial statements:
▪Amendments to IAS 1, Presentation of Financial Statements and IFRS Practice Statement 2: Classification of Liabilities as Current vs Non-Current; and Non-current Liabilities with Covenants
▪Amendments to IAS16, Leases: Lease Liability in a Sale and Leaseback
▪Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements
Standards Issued but Not Yet Effective
There were a number of standards and interpretations which were issued but not yet effective until periods beginning after January 1, 2024. and therefore have not been adopted within these interim condensed consolidated financial statements. These amendments are not expected to have a significant impact on disclosures or amounts reported in the Group’s consolidated financial statements in the period of initial application.
Effective for annual periods beginning after January 1, 2024:
▪IFRS 18 Presentation and Disclosures in Financial Statements
▪IFRS 19 Subsidiaries without Public Accountability: Disclosures
▪Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability
▪Amendments to the Classification and Measurement of Financial Instruments
USE OF ESTIMATES AND JUDGEMENTS
In preparing these interim condensed consolidated financial statements, the Company has made estimates and judgements that impact the application of accounting policies and reported amounts. The significant estimates and judgements made in applying the Company’s accounting policies and key sources of estimation were consistent with those described in its 2023 audited consolidated financial statements. Estimates and judgements used in deferred tax accounting are disclosed in Note 17.

ACQUISITION OF FREEBETS.COM AND RELATED ASSETS

On April 1, 2024, the Company’s wholly owned subsidiaries, GDC Media Limited and GDC UKGB Limited, as purchasers, and the Company, as guarantor, acquired from XL Media PLC and XL Media Publishing Limited, as sellers, Freebets.com and related assets (the “Freebets.com Assets”). Management performed an assessment of the application of IFRS 3, ‘Business Combinations’ in concluding whether the acquisition meets the definition of a business. Based on the definition of a business, the Company concluded the acquired assets did not meet the definition of a business. Thus, the acquisition was accounted as an asset acquisition. The consideration has been allocated on a fair value basis to domain names, customer contracts and content assets as disclosed in Note 7.

Amounts committed on acquisition consist of contractual obligations resulting from the purchase of such intangible assets. Some of the obligations have a predetermined value, while others include future payments of performance-based amounts. These obligations are further referred to as deferred and contingent consideration respectively. The contingent consideration is measured at fair value, which is determined on the date of purchase and subsequently, at each reporting date, by calculating the expected cash outflow. Subsequent movement in contingent consideration related to asset acquisitions are capitalized as part of the related intangible assets. Note 15 further describes the amounts committed on acquisition.

ROTOWIRE DEFERRED CONSIDERATION PAYMENT

In January 2024 and 2023, the Group made cash payments of deferred consideration related to the 2022 acquisition of 100% of the issued and outstanding equity interests of Roto Sports, Inc., the operator of
Rotowire.com (“RotoWire”), totaling an aggregate of $5,000 and $2,500, respectively. The payment is reflected in the cash flows partly within investing activities and partly within financing activities. The part of the payment related to original estimate of the fair value of deferred consideration of $4,450 and $2,390, respectively, is reported within investing activities in the cash flow statement and the part of the payment related to the increase in the consideration value on account of the interest element since the acquisition of $550 and $110, respectively, is reported within financing cash flows.

BONUSFINDER CONTINGENT CONSIDERATION: PAYMENT AND MODIFICATION

In April 2023, the Group settled contingent consideration related to the 2022 acquisition of 100% of the issued and outstanding equity interests of NDC Media Limited, the operator of BonusFinder.com (“BonusFinder”) totaling an aggregate of $20,090, of which $10,178 was settled in cash and $9,912 was paid in unregistered ordinary shares of the Group. The payment is reflected in the cash flow statement partly within investing and partly within operating activities. The part of the payment related to the original estimate of the fair value of contingent consideration of $5,557 is reported within investing activities in the cash flow statement and the part of the payment related to the increase in the consideration value on account of the fair value movements since the acquisition of $4,621 is reported within operating cash flows.
On June 30, 2023, the Company entered into an agreement with the former shareholders of BonusFinder which modified terms of the original share purchase agreement relating to the terms of the remaining earnout payment. The agreement terminated the earn-out period early effective as of June 30, 2023. The agreement also provided that fixed consideration of EUR18,000 would be paid in two installments, (i) EUR5,000 ($5,440) was paid on July 7, 2023, and (ii) EUR13,000 was paid on April 30, 2024.
During April 2024, the Group settled the final payment of EUR12,699 ($13,582) in cash to sellers of BonusFinder. The final settlement was adjusted for an outstanding open working capital balance and acquisition bonus payments to BonusFinder employees. The part of the payment related to original estimate of the fair value of deferred consideration of $5,594, is reported within investing activities in the cash flow statement and the part of the payment related to the increase in the consideration value on account of the fair value movements since the acquisition of $7,156 is reported within operating cash flows. The part of the payment related to the increase in the consideration value on account of the interest element since the modification of $832 is reported within financing cash flows.

SEGMENT REPORTING
An operating segment is a part of the Group that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer (“CEO”). The CEO reviews the Group consolidated reports distributed internally on a monthly basis, and includes key metrics such as new depositing customers, revenue, operating expenses, and adjusted EBITDA (defined as EBITDA adjusted to exclude the effect of non-recurring items, significant non-cash items, share-based payment expense, foreign exchange gains (losses), fair value of contingent consideration, and other items). The Group does not divide its operations into different segments, and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system.
As of June 30, 2024 and December 31, 2023, the geographic analysis of the Group’s non-current assets, excluding deferred tax assets, was as follows:

	As of June 30,	As of December 31,
	2024	2023
Ireland	111,090	75,858
United States	27,688	24,398
Other	1,345	112
	140,123	100,368
FOREIGN CURRENCY TRANSLATION
The following exchange rates were used to translate the financial statements of the Group from EUR into USD:

	Period End	Average for Period	Beginning of Period	Low	High
Six Months Ended June 30,	(EUR per USD)
2024	0.93	0.93	0.91	0.91	0.94
2023	0.92	0.92	0.93	0.90	0.95